Derivatives - Summary of Reconciliation of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Cash flow hedges [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	$ 5,131	$ 1,981	$ (3,389)
Cash flow hedges [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	3,150	5,370
Cash flow hedges [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	1,796	1,604
Cash flow hedges [member] | Accumulated Other Comprehensive Income De-Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	3,335	377
Cash flow hedges [member] | Interest rate risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	5,216	1,603	(3,656)
Cash flow hedges [member] | Interest rate risk [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	3,613	5,259
Cash flow hedges [member] | Interest rate risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	1,881	1,226
Cash flow hedges [member] | Interest rate risk [member] | Accumulated Other Comprehensive Income De-Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	3,335	377
Cash flow hedges [member] | Currency risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(40)	353	247
Cash flow hedges [member] | Currency risk [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(393)	106
Cash flow hedges [member] | Currency risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(40)	353
Cash flow hedges [member] | Equity price risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(45)	25	20
Cash flow hedges [member] | Equity price risk [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(70)	5
Cash flow hedges [member] | Equity price risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(45)	25
Net investment hedges [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	(3,826)	(5,509)	$ (5,689)
Net investment hedges [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	1,683	180
Net investment hedges [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	$ (3,826)	$ (5,509)